Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Other reserves	£ 6,996	£ 4,760
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	4,564	3,344
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	(565)	(187)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	1,914	1,002
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	123	(373)
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Other reserves	£ 960	£ 974